Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Cost Not Yet Recognized	$ 20,391
Unrecognized stock-based compensation expense, expected weighted average period for recognition	3 years
Share Based Compensation Expense	$ 7,312	$ 11,686	$ 6,766
Share Based Payment Award, Options, Grants In Period, Grant Date Fair Value	$ 0
Restricted stock units vested in period total fair market value	$ 3,648	5,707	1,548
Majority of Stock options vesting period	2 years
Total intrinsic value of stock options exercised	$ 10,498	34,211	34,653
Cash received from stock based award exercises for the period	$ 370	$ 564	$ 136
Pretax intrinsic value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements by share based payment award options exercises in period based on closing stock price	$ 12.81
Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Payment Award, Options, Grants In Period, Grant Date Fair Value	$ 0	$ 2.91	$ 13.47
Restricted Stock Units (RSUs) [member] | Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	33.00%
Restricted Stock Units (RSUs) [member] | Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	25.00%
Amended and Restated 2016 Stock Incentive Plan [Member] | Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Majority of Stock options vesting period	6 years
Amended and Restated 2016 Stock Incentive Plan [Member] | Employee Stock Option [member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved for issuance under the plan	1,919,099
Amended and Restated 2016 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [member] | Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	33.00%
Amended and Restated 2016 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [member] | Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	25.00%